INCOME TAX EXPENSES - Schedule of Deferred Income Tax (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	$ 5,649,431	$ 21,858,543
Deferred tax liabilities	(267,259,244)	(253,993,285)
Total net deferred tax liabilities	(261,609,813)	(232,134,742)
Tax loss carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	3,947,205	22,619,557
Valuation allowance of specific tax loss carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	3,947,205	9,009,633
Leases
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	3,585	1,098,307
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	3,003,117	4,511,469
Salaries and social security contributions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	629,207	669,241
Other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	815,348	736,475
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	1,198,174	1,233,127
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(212,781,772)	(219,807,493)
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(53,056,632)	(32,346,856)
Taxes payable (tax inflation adjustment)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(213,987)	(1,412,761)
Borrowings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(279,668)	(422,741)
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (927,185)	$ (3,434)